Variable Portfolio – Managed Volatility Conservative Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 33.2%
	Shares	Value ($)
International 9.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	4,339,567	61,925,619
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	2,134,014	24,263,736
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	1,255,146	15,601,472
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,495,805	16,663,272
Total		118,454,099
U.S. Large Cap 20.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	283,278	14,948,600
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	433,385	47,641,991
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	478,587	22,216,001
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,103,313	47,913,473
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	489,394	21,924,846
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	436,222	19,337,703
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	277,645	19,288,020
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	465,685	18,906,803
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	370,606	19,957,152
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	269,623	12,286,712
Total		244,421,301
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	65,842	3,413,244
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	79,416	3,406,939
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	64,575	3,403,125
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	68,811	3,325,625
Total		13,548,933
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.8%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	302,641	3,982,750
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	298,514	4,056,810
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	197,472	6,797,004
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	170,439	6,727,218
Total		21,563,782
Total Equity Funds (Cost $213,604,491)		397,988,115

Exchange-Traded Fixed Income Funds 2.9%

Investment Grade 2.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	149,150	16,850,967
Vanguard Intermediate-Term Corporate Bond ETF	210,000	17,587,500
Total		34,438,467
Total Exchange-Traded Fixed Income Funds (Cost $31,623,883)		34,438,467

Fixed Income Funds 40.6%

Investment Grade 40.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	11,044,472	95,645,131
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	2,756,250	26,432,436
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	6,978,063	54,917,354
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,907,551	26,575,014
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	8,332,502	76,992,318
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,647,998	91,077,102
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	11,547,822	114,092,480
Total		485,731,835
Total Fixed Income Funds (Cost $545,943,224)		485,731,835

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2024 (Unaudited)

Residential Mortgage-Backed Securities - Agency 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/17/2039- 10/15/2054	3.000%	40,243,000	36,269,104
10/17/2039- 10/15/2054	3.500%	12,800,000	12,109,620
10/17/2039- 10/15/2054	4.000%	28,946,000	27,975,832
10/15/2054	4.500%	20,250,000	19,906,298
10/15/2054	5.000%	12,850,000	12,841,467
Total Residential Mortgage-Backed Securities - Agency (Cost $109,874,196)			109,102,321

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $249,314)	322,920

Put Option Contracts Purchased 0.4%
Value ($)
(Cost $5,327,139)	5,091,000

Money Market Funds 22.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(a),(d)	267,126,312	267,099,599
Total Money Market Funds (Cost $267,009,335)		267,099,599
Total Investments in Securities (Cost: $1,173,631,582)		1,299,774,257
Other Assets & Liabilities, Net		(101,651,615)
Net Assets		1,198,122,642
At September 30, 2024, securities and/or cash totaling $8,699,063 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,065,875 USD	3,000,000 AUD	Barclays	11/15/2024	9,437	—
9,789,734 USD	103,500,000 NOK	Barclays	11/15/2024	21,669	—
1,000,000 EUR	1,122,873 USD	Citi	11/15/2024	7,638	—
6,775,320 USD	10,000,000 AUD	Citi	11/15/2024	142,387	—
1,398,963 USD	200,000,000 JPY	Citi	11/15/2024	1,286	—
2,250,000 CHF	2,677,717 USD	HSBC	11/15/2024	5,527	—
7,917,544 USD	1,115,000,000 JPY	HSBC	11/15/2024	—	(111,151)
5,351,400 USD	4,800,000 EUR	Morgan Stanley	11/15/2024	1,730	—
1,920,510 USD	20,000,000 NOK	Morgan Stanley	11/15/2024	—	(24,587)
2,000,000 CHF	2,373,704 USD	UBS	11/15/2024	—	(1,575)
5,089,096 USD	3,850,000 GBP	UBS	11/15/2024	57,905	—
670,505 USD	500,000 GBP	Wells Fargo	11/15/2024	—	(2,063)
1,032,367 USD	10,500,000 SEK	Wells Fargo	11/15/2024	3,791	—
3,280,497 USD	33,000,000 SEK	Wells Fargo	11/15/2024	—	(24,001)
Total				251,370	(163,377)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	162	12/2024	EUR	8,148,600	273,565	—
FTSE 100 Index	10	12/2024	GBP	828,850	—	(10,568)
IBEX 35 Index	67	10/2024	EUR	7,967,238	136,739	—
MSCI Singapore Index	21	10/2024	SGD	721,140	—	(7,004)
OMXS30 Index	224	10/2024	SEK	58,816,800	151,182	—
S&P 500 Index E-mini	328	12/2024	USD	95,353,700	2,421,656	—
S&P/TSX 60 Index	6	12/2024	CAD	1,733,280	15,547	—
TOPIX Index	6	12/2024	JPY	158,850,000	38,374	—
U.S. Treasury 10-Year Note	93	12/2024	USD	10,628,156	9,355	—
U.S. Treasury 10-Year Note	31	12/2024	USD	3,542,719	—	(1,218)
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	162	12/2024	USD	33,735,234	118,765	—
U.S. Treasury 5-Year Note	257	12/2024	USD	28,239,883	99,902	—
U.S. Treasury 5-Year Note	14	12/2024	USD	1,538,359	—	(517)
Total					3,265,085	(19,307)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	(16)	12/2024	EUR	(7,801,200)	—	(274,725)
Russell 2000 Index E-mini	(30)	12/2024	USD	(3,373,800)	—	(161,548)
SPI 200 Index	(20)	12/2024	AUD	(4,153,000)	—	(39,324)
U.S. Long Bond	(65)	12/2024	USD	(8,072,188)	22,708	—
U.S. Treasury Ultra Bond	(64)	12/2024	USD	(8,518,000)	42,750	—
U.S. Treasury Ultra Bond	(1)	12/2024	USD	(133,094)	—	(64)
Total					65,458	(475,661)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	5,186,232	9	5,690.00	12/20/2024	156,605	211,860
S&P 500 Index	Morgan Stanley	USD	3,457,488	6	5,765.00	12/20/2024	92,709	111,060
Total							249,314	322,920

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	85,284,704	148	4,300.00	12/19/2025	1,245,054	1,134,420
S&P 500 Index	Morgan Stanley	USD	25,354,912	44	4,500.00	12/19/2025	399,499	412,280
S&P 500 Index	Morgan Stanley	USD	74,912,240	130	4,600.00	06/18/2026	1,917,210	1,848,600
S&P 500 Index	Morgan Stanley	USD	46,099,840	80	4,500.00	06/18/2026	1,110,682	1,041,200
S&P 500 Index	Morgan Stanley	USD	31,693,640	55	4,400.00	06/18/2026	654,694	654,500
Total							5,327,139	5,091,000

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(3,457,488)	(6)	5,765.00	12/20/2024	(92,691)	(82,620)
S&P 500 Index	Morgan Stanley	USD	(5,186,232)	(9)	5,690.00	12/20/2024	(149,391)	(104,895)
Total							(242,082)	(187,515)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	271,893,724	176,282,984	(181,102,131)	25,022	267,099,599	—	367	10,672,011	267,126,312
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,393,021	31,684	(644,288)	1,168,183	14,948,600	—	1,545,061	—	283,278

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	45,258,000	56,099	(2,541,007)	4,868,899	47,641,991	—	4,508,476	—	433,385
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	94,760,963	4,628,778	(5,670,732)	1,926,122	95,645,131	—	(1,033,505)	4,505,580	11,044,472
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	20,572,161	118,001	(856,131)	2,381,970	22,216,001	—	2,269,234	—	478,587
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,538,652	1,062,010	(519,305)	351,079	26,432,436	—	(36,496)	992,366	2,756,250
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	54,474,403	2,341,031	(2,640,480)	742,400	54,917,354	—	(837,266)	2,069,438	6,978,063
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	61,161,721	2,781,053	(6,490,404)	4,473,249	61,925,619	—	(434,053)	2,713,603	4,339,567
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	45,258,222	133,469	(4,111,789)	6,633,571	47,913,473	—	1,812,156	—	2,103,313
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	20,639,684	108,653	(976,180)	2,152,689	21,924,846	—	918,525	—	489,394
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	3,426,167	17,976	(210,028)	179,129	3,413,244	—	268,167	—	65,842
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	3,429,568	9,858	(251,133)	218,646	3,406,939	—	289,646	—	79,416
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	4,153,088	222,134	(415,213)	22,741	3,982,750	172,314	36,924	29,509	302,641
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	4,120,459	99,576	(1,070,275)	907,050	4,056,810	—	(268,545)	90,574	298,514
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	26,315,665	910,663	(1,503,582)	852,268	26,575,014	—	(219,376)	867,987	2,907,551
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	76,254,602	3,279,056	(3,817,687)	1,276,347	76,992,318	—	(710,909)	3,181,004	8,332,502
CTIVP® – MFS® Value Fund, Class 1 Shares
	18,197,111	69,626	(717,546)	1,788,512	19,337,703	—	860,785	—	436,222
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	17,724,476	75,166	(469,471)	1,957,849	19,288,020	—	1,004,880	—	277,645
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	17,765,857	85,553	(774,597)	1,829,990	18,906,803	—	805,349	—	465,685
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	90,277,107	3,840,970	(3,917,519)	876,544	91,077,102	—	(490,745)	3,695,897	9,647,998
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,423,353	9,701	(195,227)	165,298	3,403,125	—	275,596	—	64,575
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,437,165	38,276	(160,746)	10,930	3,325,625	—	252,420	—	68,811
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	—	21,242,700	(2,611,417)	1,325,869	19,957,152	—	59,911	—	370,606
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	112,921,204	4,196,319	(5,506,064)	2,481,021	114,092,480	—	(694,618)	4,048,598	11,547,822
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2024

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	11,500,334	27,055	(539,055)	1,298,378	12,286,712	—	1,060,607	—	269,623
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	24,278,073	329,890	(2,745,185)	2,400,958	24,263,736	—	194,679	315,299	2,134,014
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	14,347,202	575,586	(455,075)	1,133,759	15,601,472	—	32,783	97,853	1,255,146
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	14,304,545	727,724	—	1,631,003	16,663,272	—	—	414,635	1,495,805
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	14,291,117	5,598	(5,717,027)	(1,782,684)	6,797,004	—	3,448,608	—	197,472
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	14,307,357	6,308	(4,488,655)	(3,097,792)	6,727,218	—	3,732,899	—	170,439
Total	1,128,425,001			40,199,000	1,150,819,549	172,314	18,651,560	33,694,354

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2024

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